Financial instruments (Details 8) - Nonrecurring basis - CHF (SFr) SFr in Billions	Jun. 30, 2015	Dec. 31, 2014
Assets and liabilities recorded at fair value
Loans	SFr 0.0	SFr 1.4
Level 2
Assets and liabilities recorded at fair value
Loans	0.0	1.2
Level 3
Assets and liabilities recorded at fair value
Loans	SFr 0.0	SFr 0.2